Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share
Earnings Per Share

NOTE I. EARNINGS PER SHARE

The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)
For the year ended December 31:	2022	2021	2020
Weighted-average number of shares on which earnings per share calculations are based
Basic	902,664,190	895,990,771	890,348,679
Add—incremental shares under stock-based compensation plans	7,593,455	6,883,290	4,802,940
Add—incremental shares associated with contingently issuable shares	2,011,417	1,766,940	1,412,352
Assuming dilution	912,269,062	904,641,001	896,563,971
Income from continuing operations	$1,783	$4,712	$3,932
Income/(loss) from discontinued operations, net of tax	(143)	1,030	1,658
Net income on which basic earnings per share is calculated	$1,639	$5,743	$5,590
Income from continuing operations	$1,783	$4,712	$3,932
Net income applicable to contingently issuable shares	—	—	(2)
Income from continuing operations on which diluted earnings per share is calculated	$1,783	$4,712	$3,930
Income/(loss) from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	(143)	1,030	1,658
Net income on which diluted earnings per share is calculated	$1,639	$5,743	$5,588
Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$1.95	$5.21	$4.38
Discontinued operations	(0.16)	1.14	1.85
Total	$1.80	$6.35	$6.23
Basic
Continuing operations	$1.97	$5.26	$4.42
Discontinued operations	(0.16)	1.15	1.86
Total	$1.82	$6.41	$6.28

Weighted-average stock options to purchase 814,976 common shares in 2022, 980,505 common shares in 2021 and 1,417,665 common shares in 2020 were outstanding, but were not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive.